Investments - Financial Information of Weichai Ballard (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 13, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Current assets		$ 1,229,186	$ 854,315
Current liabilities		(83,159)	(52,091)
Carrying amount of investment		70,292	27,566
Net loss		114,233	51,377
Corporate share of net loss		$ 16,140	$ 12,557
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%	49.00%
Net assets		$ 33,320	$ 35,746
Carrying amount of investment		28,982	27,561	$ 21,642
Corporate share of net loss		16,084	12,495
Weichai Ballard JV | Weichai Ballard JV
Disclosure of joint ventures [line items]
Current assets		104,907	102,083
Non-current assets		2,339	178
Current liabilities		(36,385)	(26,701)
Non-current liabilities		(2,861)	(2,610)
Net assets		68,000	72,950
Incorporation costs		324	324
Elimination of unrealized profit on downstream sales, net of sale to third party		(4,662)	(8,509)
Carrying amount of investment		28,982	27,561
Revenue		38,260	15,765
Net loss		32,825	25,499
Corporate share of net loss		$ 16,084	$ 12,495